UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 91.55%	Shares	Fair Value
Auto Components — 0.15%
Tenneco, Inc., Class A	251,800	$2,792,462

Banks — 13.82%
BancorpSouth Bank	631,800	18,347,472
Bank of Hawaii Corporation	84,400	6,997,604
F.N.B. Corporation	3,076,900	36,215,113
Farmers National Banc Corporation	82,336	1,221,043
Financial Institutions, Inc.	140,679	4,100,793
First Citizens BancShares, Inc., Class A	85,094	38,315,275
Fulton Financial Corporation	2,703,697	44,259,520
Hancock Whitney Corporation	1,584,498	63,474,990
Lakeland Financial Corporation	418,413	19,594,281
TowneBank	182,988	4,991,913
TriState Capital Holdings, Inc.(a)	555,492	11,854,199
		249,372,203
Building Products — 3.68%
Advanced Drainage Systems, Inc.	474,500	15,558,855
Continental Building Products, Inc.(a)	960,034	25,508,103
Cornerstone Building Brands, Inc.(a)	929,142	5,416,898
Masonite International Corporation(a)	307,076	16,176,764
Trex Company, Inc.(a)	51,707	3,707,392
		66,368,012
Capital Markets — 2.66%
Blucora, Inc.(a)	1,310,623	39,803,620
Hamilton Lane, Inc., Class A	142,795	8,147,883
		47,951,503
Chemicals — 0.74%
Koppers Holdings, Inc.(a)	41,600	1,221,376
Trinseo S.A.	288,700	12,223,558
		13,444,934
Commercial Services & Supplies — 0.87%
Deluxe Corporation	206,500	8,396,290
SP Plus Corporation(a)	227,256	7,256,284
		15,652,574
Construction & Engineering — 4.49%
Comfort Systems USA, Inc.	818,785	41,749,848
Quanta Services, Inc.	1,023,600	39,091,284
		80,841,132

See accompanying notes which are an integral part of this schedule of investments.

Distributors — 0.62%
Core-Mark Holding Company, Inc.	283,100	11,244,732

Electric Utilities — 0.17%
Portland General Electric Company	59,590	3,227,990

Electrical Equipment — 1.41%
Generac Holdings, Inc.(a)	365,436	25,364,913

Electronic Equipment, Instruments & Components — 5.81%
Insight Enterprises, Inc.(a)	223,700	13,019,340
Jabil, Inc.	2,044,752	64,614,163
Sanmina Corporation(a)	471,400	14,273,992
SYNNEX Corporation	55,270	5,438,568
TTM Technologies, Inc.(a)	380,500	3,881,100
Vishay Precision Group, Inc.(a)	88,898	3,611,926
		104,839,089
Equity Real Estate Investment Trusts (REITs) — 4.06%
Apple Hospitality REIT, Inc.	585,380	9,284,127
Armada Hoffler Properties, Inc.	367,600	6,083,780
City Office REIT, Inc.	121,700	1,459,183
CorEnergy Infrastructure Trust, Inc.	245,800	9,748,428
Industrial Logistics Properties Trust	346,221	7,208,321
Office Properties Income Trust	61,854	1,624,905
OUTFRONT Media, Inc.	537,800	13,869,862
Xenia Hotels & Resorts, Inc.	1,147,614	23,927,751
		73,206,357
Health Care Equipment & Supplies — 1.22%
Integra LifeSciences Holdings Corporation(a)	106,619	5,954,671
Lantheus Holdings, Inc.(a)	566,861	16,042,166
		21,996,837
Health Care Providers & Services — 2.81%
Amedisys, Inc.(a)	179,500	21,793,095
Chemed Corporation	58,300	21,036,972
Select Medical Holdings Corporation(a)	494,598	7,849,270
		50,679,337
Hotels, Restaurants & Leisure — 1.12%
Ruth's Hospitality Group, Inc.	891,129	20,237,540

Household Durables — 3.48%
Helen of Troy Ltd.(a)	481,591	62,890,969

Industrial Conglomerates — 0.49%
Raven Industries, Inc.	248,709	8,923,679

See accompanying notes which are an integral part of this schedule of investments.

Insurance — 4.63%
James River Group Holdings Ltd.	220,600	10,346,140
Kemper Corporation	342,389	29,544,747
Primerica, Inc.	364,508	43,722,734
		83,613,621
IT Services — 4.64%
CoreLogic, Inc.(a)	315,300	13,188,999
CSG Systems International, Inc.	708,124	34,577,695
EVERTEC, Inc.	1,100,947	36,000,967
		83,767,661
Leisure Products — 0.27%
Johnson Outdoors, Inc., Class A	65,210	4,862,710

Life Sciences Tools & Services — 3.81%
Bruker Corporation	629,401	31,438,580
Medpace Holdings, Inc.(a)	529,458	34,637,143
PRA Health Sciences, Inc.(a)	28,800	2,855,520
		68,931,243
Machinery — 0.96%
Meritor, Inc.(a)	523,056	12,684,108
Terex Corporation	149,200	4,684,880
		17,368,988
Marine — 0.22%
Costamare, Inc.	782,924	4,016,400

Media — 3.71%
AMC Networks, Inc., Class A(a)	84,000	4,577,160
MSG Networks, Inc., Class A(a)	589,300	12,222,082
Sinclair Broadcast Group, Inc., Class A	936,294	50,213,447
		67,012,689
Metals & Mining — 0.18%
Gold Resource Corporation	946,800	3,200,184

Mortgage Real Estate Investment Trusts (REITs) — 0.35%
Invesco Mortgage Capital, Inc.	389,400	6,277,128

Multi-Utilities — 0.16%
Unitil Corporation	47,000	2,814,830

Oil, Gas & Consumable Fuels — 0.27%
W&T Offshore, Inc.(a)	989,000	4,905,440

Paper & Forest Products — 1.57%
Louisiana-Pacific Corporation	1,080,546	28,331,916

See accompanying notes which are an integral part of this schedule of investments.

Pharmaceuticals — 1.47%
Horizon Therapeutics plc(a)	653,929	15,733,531
Phibro Animal Health Corporation, Class A	177,450	5,637,587
Supernus Pharmaceuticals, Inc.(a)	155,634	5,149,929
		26,521,047
Professional Services — 2.79%
CRA International, Inc.	73,627	2,822,123
FTI Consulting, Inc.(a)	436,988	36,637,074
Kforce, Inc.	312,601	10,969,169
		50,428,366
Real Estate Management & Development — 0.35%
Marcus & Millichap, Inc.(a)	150,405	4,639,994
RMR Group, Inc. (The), Class A	35,825	1,683,059
		6,323,053
Road & Rail — 3.69%
Landstar System, Inc.	617,300	66,662,227

Semiconductors & Semiconductor Equipment — 0.37%
Cabot Microelectronics Corporation	30,700	3,379,456
SMART Global Holdings, Inc.(a)	145,100	3,335,849
		6,715,305
Software — 2.74%
j2 Global, Inc.	382,300	33,982,647
Progress Software Corporation	354,300	15,454,566
		49,437,213
Specialty Retail — 3.88%
Designer Brands, Inc., Class A	722,950	13,858,951
Murphy USA, Inc.(a)	628,028	52,773,192
Sleep Number Corporation(a)	78,700	3,178,693
		69,810,836
Textiles, Apparel & Luxury Goods — 2.67%
Deckers Outdoor Corporation(a)	274,300	48,268,571

Thrifts & Mortgage Finance — 1.13%
Federal Agricultural Mortgage Corporation, Class C	106,750	7,756,455
Washington Federal, Inc.	360,100	12,578,293
		20,334,748
Trading Companies & Distributors — 4.09%
Applied Industrial Technologies, Inc.	401,240	24,688,297
Rush Enterprises, Inc., Class A	166,700	6,087,884
WESCO International, Inc.(a)	849,500	43,027,175
		73,803,356
Total Common Stocks (Cost $1,583,894,964)		1,652,441,795

See accompanying notes which are an integral part of this schedule of investments.

MONEY MARKET FUNDS - 9.39%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.30%(b)	169,508,150	169,508,150

Total Money Market Funds (Cost $169,508,150)		169,508,150

Total Investments — 100.94% (Cost $1,753,403,114)		1,821,949,945

Liabilities in Excess of Other Assets — (0.94)%		(16,960,993)

NET ASSETS — 100.00%		$1,804,988,952

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 95.96%	Shares	Fair Value
Air Freight & Logistics — 2.07%
Air Transport Services Group, Inc.(a)	13,442	$327,985

Airlines — 3.54%
SkyWest, Inc.	5,461	331,319
Spirit Airlines, Inc.(a)	4,845	231,252
		562,571
Biotechnology — 5.70%
Genomic Health, Inc.(a)	4,080	237,334
Sarepta Therapeutics, Inc.(a)	4,390	667,060
		904,394
Building Products — 2.10%
Trex Company, Inc.(a)	4,660	334,122

Communications Equipment — 1.87%
Acacia Communications, Inc.(a)	6,290	296,636

Consumer Finance — 4.27%
Enova International, Inc.(a)	9,640	222,202
EZCORP, Inc., Class A(a)	20,300	192,241
Green Dot Corporation, Class A(a)	5,380	263,082
		677,525
Diversified Consumer Services — 1.94%
Grand Canyon Education, Inc.(a)	2,630	307,763

Electronic Equipment, Instruments & Components — 1.67%
Sanmina Corporation(a)	8,740	264,647

Energy Equipment & Services — 2.22%
Dril-Quip, Inc.(a)	7,350	352,800

Entertainment — 6.21%
AMC Entertainment Holdings, Inc., Class A	19,590	182,775
World Wrestling Entertainment, Inc., Class A	6,865	495,721
Zynga, Inc., Class A(a)	50,100	307,113
		985,609
Food Products — 4.03%
Hostess Brands, Inc.(a)	23,170	334,575

See accompanying notes which are an integral part of this schedule of investments.

Simply Good Foods Company (The)(a)	12,700	305,816
		640,391
Health Care Equipment & Supplies — 6.20%
Integer Holdings Corporation(a)	4,165	349,528
Tandem Diabetes Care, Inc.(a)	5,110	329,697
Wright Medical Group N.V.(a)	10,265	306,102
		985,327
Health Care Providers & Services — 4.51%
Amedisys, Inc.(a)	3,095	375,763
Guardant Health, Inc.(a)	3,950	341,004
		716,767
Hotels, Restaurants & Leisure — 7.83%
Churchill Downs, Inc.	3,120	359,017
Eldorado Resorts, Inc.(a)	6,960	320,647
PlayAGS, Inc.(a)	11,250	218,813
SeaWorld Entertainment, Inc.(a)	11,200	347,200
		1,245,677
Household Durables — 5.70%
Roku, Inc.(a)	5,380	487,321
Skyline Champion Corporation(a)	15,240	417,271
		904,592
Interactive Media & Services — 1.40%
CarGurus, Inc.(a)	6,140	221,715

Internet & Direct Marketing Retail — 2.71%
Etsy, Inc.(a)	7,000	429,590

Machinery — 1.65%
Chart Industries, Inc.(a)	3,400	261,392

Paper & Forest Products — 2.03%
Louisiana-Pacific Corporation	12,270	321,719

Professional Services — 4.29%
FTI Consulting, Inc.(a)	4,795	402,012
Insperity, Inc.	2,290	279,701
		681,713
Semiconductors & Semiconductor Equipment — 9.08%
Advanced Micro Devices, Inc.(a)	16,580	503,535
Inphi Corporation(a)	6,350	318,135
MACOM Technology Solutions Holdings, Inc.(a)	19,400	293,522
SunPower Corporation(a)	30,600	327,114
		1,442,306
Software — 10.73%
Five9, Inc.(a)	7,660	392,882

See accompanying notes which are an integral part of this schedule of investments.

Mimecast Ltd.(a)	6,130	286,332
Progress Software Corporation	6,640	289,637
Trade Desk, Inc. (The), Class A(a)	1,595	363,309
Workiva, Inc.(a)	6,410	372,358
		1,704,518
Specialty Retail — 2.18%
Rent-A-Center, Inc.(a)	13,000	346,190

Textiles, Apparel & Luxury Goods — 2.03%
Crocs, Inc.(a)	16,300	321,925

Total Investments — 95.96% (Cost $13,851,321)		15,237,874

Other Assets in Excess of Liabilities — 4.04%		641,299

NET ASSETS — 100.00%		$15,879,173

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 93.92%	Shares	Fair Value
Aerospace & Defense — 2.55%
Arconic, Inc.	15,750	$406,665

Banks — 10.69%
Commerce Bancshares, Inc.	4,042	241,146
First Horizon National Corporation	22,915	342,121
KeyCorp	24,165	428,928
M&T Bank Corporation	2,110	358,847
TCF Financial Corporation	15,800	328,482
		1,699,524
Building Products — 1.82%
Johnson Controls International plc	7,000	289,170

Chemicals — 3.81%
Celanese Corporation	1,825	196,735
Sherwin-Williams Company (The)	370	169,567
W.R. Grace & Company	3,150	239,747
		606,049
Commercial Services & Supplies — 1.72%
Republic Services, Inc.	3,150	272,916

Communications Equipment — 1.63%
CommScope Holding Company, Inc.(a)	16,445	258,680

Consumer Finance — 2.42%
Synchrony Financial	11,125	385,704

Containers & Packaging — 8.04%
Berry Global Group, Inc.(a)	3,400	178,806
Crown Holdings, Inc.(a)	7,130	435,643
Graphic Packaging Holding Company	25,655	358,657
WestRock Company	8,400	306,348
		1,279,454
Electric Utilities — 4.21%
Alliant Energy Corporation	4,950	242,945
Edison International	2,750	185,378
Pinnacle West Capital Corporation	2,575	242,282
		670,605

See accompanying notes which are an integral part of this schedule of investments.

Electrical Equipment — 1.28%
AMETEK, Inc.	2,250	204,390

Energy Equipment & Services — 1.20%
Patterson-UTI Energy, Inc.	16,630	191,411

Equity Real Estate Investment Trusts (REITs) — 6.76%
American Tower Corporation, Class A	1,140	233,073
Brixmor Property Group, Inc.	15,550	278,034
Colony Capital, Inc., Class A	36,600	183,000
Public Storage	1,000	238,170
Retail Properties of America, Inc., Class A	12,250	144,060
		1,076,337
Food Products — 3.02%
Ingredion, Inc.	2,685	221,486
J.M. Smucker Company (The)	2,250	259,177
		480,663
Health Care Providers & Services — 3.86%
Centene Corporation(a)	2,700	141,588
Covetrus, Inc.(a)	1,200	29,352
Henry Schein, Inc.(a)	3,000	209,700
Laboratory Corporation of America Holdings(a)	1,350	233,415
		614,055
Hotels, Restaurants & Leisure — 1.86%
Aramark	8,215	296,233

Household Durables — 4.92%
Mohawk Industries, Inc.(a)	1,820	268,395
Newell Brands, Inc.	16,031	247,198
Whirlpool Corporation	1,880	267,637
		783,230
Industrial Conglomerates — 0.93%
Roper Technologies, Inc.	405	148,335

Insurance — 5.69%
Assured Guaranty Ltd.	4,250	178,840
Everest Re Group Ltd.	1,185	292,908
Markel Corporation(a)	230	250,608
Torchmark Corporation	2,050	183,393
		905,749
IT Services — 1.60%
Amdocs Ltd.	4,100	254,569

Machinery — 2.46%
Donaldson Company, Inc.	3,850	195,811

See accompanying notes which are an integral part of this schedule of investments.

Snap-on, Inc.	1,190	197,112
		392,923
Multi-Line Retail — 4.31%
Dollar General Corporation	2,625	354,795
Dollar Tree, Inc.(a)	3,090	331,835
		686,630
Multi-Utilities — 1.64%
CMS Energy Corporation	4,500	260,595

Oil, Gas & Consumable Fuels — 4.29%
Anadarko Petroleum Corporation	5,275	372,205
Antero Resources Corporation(a)	14,600	80,738
Pioneer Natural Resources Company	1,490	229,251
		682,194
Professional Services — 2.44%
Nielsen Holdings plc	6,150	138,990
Verisk Analytics, Inc.	1,700	248,982
		387,972
Road & Rail — 1.80%
Kansas City Southern	2,345	285,668

Software — 1.30%
Verint Systems, Inc.(a)	3,850	207,053

Specialty Retail — 5.53%
Advance Auto Parts, Inc.	1,000	154,140
CarMax, Inc.(a)	4,660	404,628
O'Reilly Automotive, Inc.(a)	865	319,462
		878,230
Technology Hardware, Storage & Peripherals — 0.77%
NCR Corporation(a)	3,950	122,845

Trading Companies & Distributors — 1.37%
HD Supply Holdings, Inc.(a)	5,400	217,512

Total Investments — 93.92% (Cost $14,156,256)		14,945,361

Other Assets in Excess of Liabilities — 6.08%		967,518

NET ASSETS — 100.00%		$15,912,879

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 98.51%	Shares	Fair Value
Airlines — 4.07%
Southwest Airlines Company	3,130	$158,941

Auto Components — 3.48%
Cooper-Standard Holdings, Inc.(a)	2,960	135,627

Chemicals — 8.87%
Ecolab, Inc.	920	181,645
NewMarket Corporation	410	164,385
		346,030
Commercial Services & Supplies — 5.26%
Cintas Corporation	865	205,256

Consumer Finance — 4.69%
Synchrony Financial	5,275	182,884

Electrical Equipment — 5.37%
Generac Holdings, Inc.(a)	3,020	209,618

Equity Real Estate Investment Trusts (REITs) — 3.16%
Gaming and Leisure Properties, Inc.	3,165	123,372

Hotels, Restaurants & Leisure — 6.11%
Yum China Holdings, Inc.	5,160	238,392

Internet & Direct Marketing Retail — 10.54%
Booking Holdings, Inc.(a)	83	155,601
eBay, Inc.	6,475	255,762
		411,363
IT Services — 8.42%
Paychex, Inc.	1,945	160,054
VeriSign, Inc.(a)	805	168,373
		328,427
Life Sciences Tools & Services — 3.48%
Waters Corporation(a)	630	135,601

Machinery — 7.77%
Allison Transmission Holdings, Inc.	3,215	149,015

See accompanying notes which are an integral part of this schedule of investments.

Parker-Hannifin Corporation	905	153,860
		302,875
Media — 3.71%
Liberty Media Corporation - Liberty SiriusXM, Series C(a)	3,815	144,894

Road & Rail — 4.38%
Union Pacific Corporation	1,010	170,801

Semiconductors & Semiconductor Equipment — 7.44%
Cabot Microelectronics Corporation	1,270	139,802
Xilinx, Inc.	1,275	150,348
		290,150
Specialty Retail — 11.76%
O'Reilly Automotive, Inc.(a)	365	134,802
Ross Stores, Inc.	1,700	168,505
Tiffany & Company	1,660	155,442
		458,749

Total Investments — 98.51% (Cost $3,348,634)		3,842,980

Other Assets in Excess of Liabilities — 1.49%		58,277

NET ASSETS — 100.00%		$3,901,257

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 96.91%	Shares	Fair Value
Airlines — 3.41%
Alaska Air Group, Inc.	650	$41,542
JetBlue Airways Corporation(a)	2,335	43,174
		84,716
Auto Components — 2.21%
Cooper-Standard Holdings, Inc.(a)	1,200	54,984

Banks — 10.53%
Investors Bancorp, Inc.	6,030	67,234
Live Oak Bancshares, Inc.	2,810	48,192
PacWest Bancorp	1,055	40,966
Synovus Financial Corporation	1,620	56,699
Western Alliance Bancorporation(a)	1,085	48,521
		261,612
Chemicals — 4.00%
NewMarket Corporation	248	99,433

Diversified Financial Services — 2.52%
Voya Financial, Inc.	1,135	62,766

Electrical Equipment — 2.99%
Generac Holdings, Inc.(a)	1,070	74,269

Electronic Equipment, Instruments & Components — 2.45%
Keysight Technologies, Inc.(a)	260	23,351
Zebra Technologies Corporation, Class A(a)	180	37,708
		61,059
Equity Real Estate Investment Trusts (REITs) — 8.44%
Gaming and Leisure Properties, Inc.	2,010	78,350
Site Centers Corporation	2,365	31,313
STORE Capital Corporation	3,015	100,067
		209,730
Food Products — 3.23%
Lancaster Colony Corporation	540	80,244

Gas Utilities — 2.79%
UGI Corporation	1,300	69,433

See accompanying notes which are an integral part of this schedule of investments.

Health Care Equipment & Supplies — 8.29%
AngioDynamics, Inc.(a)	4,405	86,734
DENTSPLY SIRONA, Inc.	975	56,901
ICU Medical, Inc.(a)	247	62,222
		205,857
Hotels, Restaurants & Leisure — 4.36%
Ruth's Hospitality Group, Inc.	2,830	64,270
Yum China Holdings, Inc.	950	43,890
		108,160
Household Durables — 1.72%
Mohawk Industries, Inc.(a)	290	42,766

Insurance — 2.32%
Brown & Brown, Inc.	1,725	57,788

IT Services — 1.99%
Leidos Holdings, Inc.	620	49,507

Leisure Products — 1.23%
Hasbro, Inc.	290	30,647

Life Sciences Tools & Services — 1.99%
Waters Corporation(a)	230	49,505

Machinery — 7.61%
Allison Transmission Holdings, Inc.	875	40,556
Altra Industrial Motion Corporation	1,665	59,740
Graco, Inc.	835	41,900
Oshkosh Corporation	565	47,172
		189,368
Media — 1.39%
Liberty Latin America Ltd., Class C(a)	2,010	34,552

Oil, Gas & Consumable Fuels — 2.09%
WPX Energy, Inc.(a)	4,520	52,025

Pharmaceuticals — 1.24%
Perrigo Company plc	650	30,953

Road & Rail — 1.69%
Kansas City Southern	345	42,028

Semiconductors & Semiconductor Equipment — 8.78%
Advanced Energy Industries, Inc.(a)	1,015	57,114
Cabot Microelectronics Corporation	650	71,553

See accompanying notes which are an integral part of this schedule of investments.

Entegris, Inc.	1,120	41,798
Power Integrations, Inc.	600	48,108
		218,573
Software — 2.25%
Aspen Technology, Inc.(a)	450	55,926

Specialty Retail — 1.75%
Tiffany & Company	465	43,543

Technology Hardware, Storage & Peripherals — 2.14%
Xerox Corporation	1,500	53,115

Textiles, Apparel & Luxury Goods — 2.00%
Carter's, Inc.	510	49,745

Trading Companies & Distributors — 1.50%
HD Supply Holdings, Inc.(a)	925	37,259

Total Investments — 96.91% (Cost $2,195,273)		2,409,563

Other Assets in Excess of Liabilities — 3.09%		76,803

NET ASSETS — 100.00%		$2,486,366

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 96.60%	Shares	Fair Value
Biotechnology — 8.05%
Corbus Pharamceuticals Holdings, Inc.(a)	5,500	$38,115
Kindred Biosciences, Inc.(a)	3,161	26,331
PDL BioPharma, Inc.(a)	25,470	79,977
Rigel Pharmaceuticals, Inc.(a)	14,900	38,889
Veracyte, Inc.(a)	2,200	62,722
		246,034
Capital Markets — 2.74%
B. Riley Financial, Inc.	2,670	55,695
GAIN Capital Holdings, Inc.	6,840	28,249
		83,944
Chemicals — 3.82%
Flotek Industries, Inc.(a)	14,880	49,253
Intrepid Potash, Inc.(a)	20,070	67,435
		116,688
Communications Equipment — 1.27%
Comtech Telecommunications Corporation	1,380	38,792

Construction & Engineering — 2.94%
Great Lakes Dredge & Dock Corporation(a)	4,260	47,030
HC2 Holdings, Inc.(a)	18,100	42,716
		89,746
Consumer Finance — 1.30%
EZCORP, Inc., Class A(a)	4,208	39,850

Diversified Consumer Services — 2.26%
Carriage Services, Inc.	2,650	50,377
Zovio, Inc.(a)	5,200	18,616
		68,993
Diversified Financial Services — 1.02%
On Deck Capital, Inc.(a)	7,530	31,250

Electronic Equipment, Instruments & Components — 1.36%
Arlo Technologies, Inc.(a)	10,400	41,704

Entertainment — 0.37%
Global Eagle Entertainment, Inc.(a)	17,600	11,440

See accompanying notes which are an integral part of this schedule of investments.

Equity Real Estate Investment Trusts (REITs) — 3.41%
CatchMark Timber Trust, Inc., Class A	4,700	49,115
Investors Real Estate Trust	940	55,150
		104,265
Food & Staples Retailing — 1.85%
Natural Grocers by Vitamin Cottage, Inc.(a)	5,640	56,682

Food Products — 2.76%
Freshpet, Inc.(a)	1,200	54,612
Limoneira Company	1,490	29,711
		84,323
Health Care Equipment & Supplies — 3.20%
Accuray, Inc.(a)	10,020	38,777
Antares Pharma, Inc.(a)	10,900	35,861
Invacare Corporation	4,500	23,355
		97,993
Health Care Providers & Services — 3.19%
Capital Senior Living Corporation(a)	9,700	48,791
Cross Country Healthcare, Inc.(a)	5,200	48,776
		97,567
Hotels, Restaurants & Leisure — 3.53%
Drive Shack, Inc.(a)	10,020	46,994
Lindblad Expeditions Holdings, Inc.(a)	2,780	49,901
Potbelly Corporation(a)	2,200	11,198
		108,093
Household Durables — 1.37%
Lovesac Company (The)(a)	1,350	41,945

Insurance — 2.01%
Heritage Insurance Holdings, Inc.(a)	3,980	61,332

Internet & Direct Marketing Retail — 0.78%
Waitr Holdings, Inc.(a)	3,800	23,902

IT Services — 4.65%
Everi Holdings, Inc.(a)	8,970	107,012
Limelight Networks, Inc.(a)	13,090	35,343
		142,355
Life Sciences Tools & Services — 1.84%
Fluidigm Corporation(a)	4,570	56,302

Machinery — 1.14%
Titan International, Inc.	7,130	34,866

See accompanying notes which are an integral part of this schedule of investments.

Media — 3.49%
Cardlytics, Inc.(a)	2,430	63,131
TechTarget, Inc.(a)	2,050	43,563
		106,694
Mortgage Real Estate Investment Trusts (REITs) — 1.91%
Exantas Capital Corporation	5,170	58,473

Multi-Line Retail — 0.71%
Tuesday Morning Corporation(a)	12,800	21,632

Oil, Gas & Consumable Fuels — 4.00%
Clean Energy Fuels Corporation(a)	14,500	38,715
Pacific Ethanol, Inc.(a)	19,700	15,071
W&T Offshore, Inc.(a)	13,830	68,596
		122,382
Paper & Forest Products — 3.94%
Verso Corporation, Class A(a)	6,340	120,777

Personal Products — 1.71%
e.l.f. Beauty, Inc.(a)	3,700	52,170

Pharmaceuticals — 1.68%
Akorn, Inc.(a)	10,000	51,500

Professional Services — 0.87%
Acacia Research Corporation(a)	9,000	26,640

Road & Rail — 0.84%
USA Truck, Inc.(a)	2,550	25,781

Software — 10.10%
Mitek Systems, Inc.(a)	5,360	53,278
RealNetworks, Inc.(a)	8,800	16,720
Rubicon Project, Inc. (The)(a)	15,210	96,735
Telaria, Inc.(a)	5,730	43,090
Telenav, Inc.(a)	7,500	59,999
Zix Corporation(a)	4,250	38,633
		308,455
Specialty Retail — 4.99%
Boot Barn Holdings, Inc.(a)	3,500	124,739
Tile Shop Holdings, Inc.	6,950	27,800
		152,539
Technology Hardware, Storage & Peripherals — 2.89%
Diebold Nixdorf, Inc.(a)	5,980	54,777

See accompanying notes which are an integral part of this schedule of investments.

Immersion Corporation(a)	4,400	33,484
		88,261
Textiles, Apparel & Luxury Goods — 3.11%
Unifi, Inc.(a)	1,975	35,886
Vera Bradley, Inc.(a)	4,940	59,280
		95,166
Trading Companies & Distributors — 1.50%
CAI International, Inc.(a)	1,850	45,917

Total Investments — 96.60% (Cost $2,620,182)		2,954,453

Other Assets in Excess of Liabilities — 3.40%		103,841

NET ASSETS — 100.00%		$3,058,294

(a)	Non-income producing security.

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$1,754,585,793	$121,814,537	$(54,450,385)	$67,364,152
Small-Cap Growth Fund	$13,856,586	$2,024,136	$(642,848)	$1,381,288
Mid-Cap Value Fund	$14,156,256	$1,485,163	$(696,058)	$789,105
Unconstrained Equity Fund	$3,348,634	$531,471	$(37,125)	$494,346
Small-Mid Core Equity Fund	$2,195,273	$250,218	$(35,928)	$214,290
Micro-Cap Equity Fund	$2,620,182	$554,082	$(219,811)	$334,271

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

June 30, 2019

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2019

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Fuller & Thaler Asset Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

June 30, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,652,441,795	$-	$-	1,652,441,795
Money Market Funds	169,508,150	-	-	169,508,150
Total	$1,821,949,945	$-	$-	$1,821,949,945

Small-Cap Growth Fund
Common Stocks (a)	$15,237,874	$-	$-	15,237,874

Mid-Cap Value Fund
Common Stocks (a)	$14,945,361	$-	$-	14,945,361

Unconstrained Equity Fund
Common Stocks (a)	$3,842,980	$-	$-	3,842,980

Small-Mid Core Equity Fund
Common Stocks (a)	$2,409,563	$-	$-	2,409,563

Micro-Cap Equity Fund
Common Stocks (a)	$2,954,453	$-	$-	2,954,453

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

ALTA QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (Unaudited)

COMMON STOCKS — 96.49%	Shares	Fair Value
Communication Services — 14.75%
Alphabet, Inc., Class A(a)	1,350	$1,461,780
Facebook, Inc., Class A(a)	6,950	1,341,350
Walt Disney Company (The)	6,900	963,516
		3,766,646
Consumer Discretionary — 19.58%
Booking Holdings, Inc.(a)	690	1,293,549
Dollar Tree, Inc.(a)	7,730	830,125
Expedia Group, Inc.	6,300	838,089
Home Depot, Inc. (The)	5,050	1,050,249
IAA, Inc.(a)	6,800	263,704
TJX Companies, Inc. (The)	13,700	724,456
		5,000,172
Consumer Staples — 2.57%
Walgreens Boots Alliance, Inc.	12,000	656,040

Energy — 2.66%
Phillips 66	7,250	678,165

Financials — 7.46%
Berkshire Hathaway, Inc., Class B(a)	2,750	586,218
S&P Global, Inc.	3,025	689,064
Wells Fargo & Company	13,300	629,356
		1,904,638
Health Care — 11.04%
Becton, Dickinson and Company	3,025	762,330
CVS Health Corporation	7,600	414,124
Thermo Fisher Scientific, Inc.	3,200	939,776
Zoetis, Inc.	6,200	703,638
		2,819,868
Industrials — 10.23%
Fortune Brands Home & Security, Inc.	6,800	388,484
KAR Auction Services, Inc.	6,800	170,000
Middleby Corporation (The)(a)	5,000	678,500
Union Pacific Corporation	3,700	625,707
United Technologies Corporation	5,750	748,650
		2,611,341
Information Technology — 23.36%
Amphenol Corporation, Class A	9,100	873,054

See accompanying notes which are an integral part of this schedule of investments.

Apple, Inc.	8,850	1,751,592
Broadridge Financial Solutions, Inc.	5,900	753,312
Cognizant Technology Solutions Corporation, Class A	10,100	640,239
Mastercard, Inc., Class A	3,750	991,988
Visa, Inc., Class A	5,500	954,525
		5,964,710
Materials — 4.84%
Ecolab, Inc.	2,080	410,675
Sherwin-Williams Company (The)	1,800	824,922
		1,235,597

Total Investments – 96.49% (Cost $20,629,350)		24,637,177

Other Assets in Excess of Liabilities — 3.51%		895,797
NET ASSETS — 100.00%		$25,532,974

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$4,213,869
Gross Unrealized Depreciation	(206,042)
Net Unrealized Appreciation on Investments	$4,007,827

As of June 30, 2019, the aggregate cost of securities for federal income tax purposes was $20,629,350 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Alta Quality Growth Fund

Notes to the Schedule of Investments

June 30, 2019 (Unaudited)

The Alta Quality Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Alta Quality Growth Fund

Notes to the Schedule of Investments - continued

June 30, 2019 (Unaudited)

In the event that market quotations are not readily available, Alta Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,637,177	$-	$-	$24,637,177

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	8/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	8/23/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	8/23/2019